Statement of Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement
Net Revenue from oil and gas activity	$ 27,345	$ 99,537	$ 85,885	$ 210,184
Net revenue from mining equipment manufacturing activities	167,174		194,490
Revenues	194,519	99,537	280,375	210,184
Cost of Goods Sold	196,113	88,114	254,716	180,564
Cost of Revenue	196,113	88,114	254,716	180,564
Gross Profit	(1,594)	11,423	25,659	29,620
RelatedPartyCosts	70,792	45,000	118,410	90,000
Lease And Rental Expense	4,393	3,968	8,332	7,954
Professional Fees	92,464	28,059	130,935	150,662
General and Administrative Expense	250,031	3,984	401,413	8,916
Operating Expenses	417,680	81,011	659,090	257,532
Operating Income (Loss)	(419,274)	(69,588)	(633,431)	(227,912)
Other Nonoperating Income (Expense)	3,466		4,039
Nonoperating Income (Expense)	3,466		4,039
Interest Expense	16,747	12,751	17,351	25,226
Change in fair value of derivative liabilities	119,679		119,679
Interest and Debt Expense	136,426	12,751	137,030	25,226
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest			(766,422)	(253,138)
Net Income (Loss) Attributable to Parent	(552,234)	(82,339)	(766,422)	(253,138)
OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	(58)	11,282	(88)	18,283
OtherComprehensiveIncomeLossNetOfTax	$ (552,292)	$ (71,057)	$ (766,510)	$ (234,855)
Earnings Per Share, Basic	$ (0.01)	$ (0.07)	$ (0.01)	$ (0.22)
Weighted Average Number of Shares Outstanding, Basic	54,581,438	1,006,653	52,056,917	1,059,825
Earnings Per Share, Diluted	$ (0.01)	$ (0.07)	$ (0.01)	$ (0.22)
Weighted Average Number of Shares Outstanding, Diluted	54,581,438	1,006,653	52,056,917	1,059,825